JPMorgan Liquid Assets Money Market Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Investor Shares [Member] | Investor
Prospectus [Line Items]
Average Annual Return, Percent	4.97%	2.31%	1.60%